UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
11/30/15 (Unaudited)

INVESTMENT COMPANIES (45.1%)(a)
		Shares	Value

Putnam Absolute Return 100 Fund Class Y(AFF)		72,032	$728,963

Putnam Absolute Return 300 Fund Class Y(AFF)		169,374	1,732,693

Putnam Absolute Return 500 Fund Class Y(AFF)		252,832	2,922,742

Putnam Absolute Return 700 Fund Class Y(AFF)		35,107	434,619

Putnam Money Market Fund Class A(AFF)		586,088	586,088

SPDR S&P 500 ETF Trust		224	46,747

SPDR S&P MidCap 400 ETF Trust		24	6,389

Total investment companies (cost $6,458,275)			$6,458,241

COMMON STOCKS (16.6%)(a)
		Shares	Value

Basic materials (0.6%)

Amcor, Ltd. (Australia)		365	$3,563

ArcelorMittal SA (France)		235	1,153

BASF SE (Germany)		130	10,760

EMS-Chemie Holding AG (Switzerland)		7	2,854

Evonik Industries AG (Germany)		73	2,494

Fortescue Metals Group, Ltd. (Australia)(S)		1,234	1,741

Glencore PLC (United Kingdom)		936	1,363

Graphic Packaging Holding Co.		197	2,693

Kuraray Co., Ltd. (Japan)		100	1,274

LyondellBasell Industries NV Class A		128	12,265

Mitsubishi Materials Corp. (Japan)		1,000	3,537

Mondi PLC (South Africa)		71	1,651

Nitto Denko Corp. (Japan)		100	6,747

Rio Tinto PLC (United Kingdom)		63	2,096

Royal Boskalis Westminster NV (Netherlands)		49	2,181

Sealed Air Corp.		123	5,579

Sherwin-Williams Co. (The)		51	14,080

ThyssenKrupp AG (Germany)		218	4,640

UPM-Kymmene OYJ (Finland)		220	4,200

voestalpine AG (Austria)		43	1,399

Weyerhaeuser Co.(R)		30	965

Yara International ASA (Norway)		19	880

			88,115
Capital goods (0.9%)

ABB, Ltd. (Switzerland)		200	3,793

ACS Actividades de Construccion y Servicios SA (Spain)		61	1,990

AGCO Corp.		60	3,016

Airbus Group SE (France)		21	1,519

Allison Transmission Holdings, Inc.		233	6,515

Avery Dennison Corp.		41	2,704

BAE Systems PLC (United Kingdom)		624	4,854

Carlisle Cos., Inc.		18	1,592

Crown Holdings, Inc.(NON)		201	10,434

General Dynamics Corp.		136	19,919

IDEX Corp.		49	3,861

Ingersoll-Rand PLC		67	3,931

KBR, Inc.		221	4,296

Leggett & Platt, Inc.		68	3,169

Mitsubishi Electric Corp. (Japan)		1,000	11,085

Northrop Grumman Corp.		96	17,891

Orbital ATK, Inc.		16	1,375

OSRAM Licht AG (Germany)		52	2,195

Roper Technologies, Inc.		70	13,544

Safran SA (France)		30	2,215

Sandvik AB (Sweden)		461	4,776

Spirit AeroSystems Holdings, Inc. Class A(NON)		63	3,304

Thales SA (France)		9	670

THK Co., Ltd. (Japan)		100	1,995

			130,643
Communication services (0.6%)

BT Group PLC (United Kingdom)		891	6,662

Deutsche Telekom AG (Germany)		282	5,201

Juniper Networks, Inc.		408	12,293

KDDI Corp. (Japan)		100	2,486

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		100	3,716

NTT DoCoMo, Inc. (Japan)		200	3,800

Orange SA (France)		244	4,218

SBA Communications Corp. Class A(NON)		76	7,992

Sky PLC (United Kingdom)		463	7,712

Telenor ASA (Norway)		143	2,493

Telstra Corp., Ltd. (Australia)		956	3,714

Verizon Communications, Inc.		351	15,953

Vodafone Group PLC (United Kingdom)		652	2,202

			78,442
Conglomerates (—%)

Siemens AG (Germany)		31	3,214

			3,214
Consumer cyclicals (2.2%)

Adecco SA (Switzerland)		66	4,516

Amazon.com, Inc.(NON)		14	9,307

Aristocrat Leisure, Ltd. (Australia)		292	2,008

Carter's, Inc.		66	5,691

Cie Generale des Etablissements Michelin (France)		56	5,615

Continental AG (Germany)		35	8,457

Dai Nippon Printing Co., Ltd. (Japan)		1,000	9,786

Discovery Communications, Inc. Class A(NON)(S)		604	18,809

Equifax, Inc.		37	4,126

Flight Centre Travel Group, Ltd. (Australia)		83	2,165

Fuji Heavy Industries, Ltd. (Japan)		200	8,281

Harvey Norman Holdings, Ltd. (Australia)		824	2,438

Hilton Worldwide Holdings, Inc.		499	11,587

Home Depot, Inc. (The)		243	32,533

Host Hotels & Resorts, Inc.(R)		326	5,412

Industria de Diseno Textil SA (Inditex) (Spain)		110	3,958

Industrivarden AB Class A (Sweden)		104	2,001

ITV PLC (United Kingdom)		1,860	7,592

KAR Auction Services, Inc.		74	2,807

Kia Motors Corp. (South Korea)		40	1,807

Kimberly-Clark Corp.		121	14,417

Kingfisher PLC (United Kingdom)		1,326	7,058

Lagardere SCA (France)		168	4,958

Lear Corp.		68	8,561

Liberty Interactive Corp. Class A(NON)		164	4,343

Liberty Media Corp. Class A(NON)		73	2,957

Lowe's Cos., Inc.		247	18,920

Macy's, Inc.		120	4,690

Marks & Spencer Group PLC (United Kingdom)		671	5,078

Mazda Motor Corp. (Japan)		100	2,081

News Corp. Class A		147	2,109

Next PLC (United Kingdom)		10	1,193

NIKE, Inc. Class B		150	19,842

Panasonic Corp. (Japan)		400	4,546

Peugeot SA (France)(NON)		194	3,466

ProSiebenSat.1 Media SE (Germany)		19	998

Publicis Groupe SA (France)		45	2,839

Ryman Hospitality Properties(R)		150	8,151

Securitas AB Class B (Sweden)		303	4,624

ServiceMaster Global Holdings, Inc.(NON)		47	1,762

Shimamura Co., Ltd. (Japan)		100	12,205

Sirius XM Holdings, Inc.(NON)		1,746	7,176

Six Flags Entertainment Corp.		48	2,491

SJM Holdings, Ltd. (Hong Kong)		2,000	1,479

TABCORP Holdings, Ltd. (Australia)		205	679

Taylor Wimpey PLC (United Kingdom)		638	1,870

Thor Industries, Inc.		16	927

Valeo SA (France)		21	3,252

Verisk Analytics, Inc. Class A(NON)		46	3,448

Viacom, Inc. Class B		159	7,917

Wolters Kluwer NV (Netherlands)		84	2,903

Wyndham Worldwide Corp.		51	3,872

			319,708
Consumer staples (1.2%)

Altria Group, Inc.		53	3,053

British American Tobacco PLC (United Kingdom)		66	3,845

Bunge, Ltd.		199	13,255

Coca-Cola Amatil, Ltd. (Australia)		224	1,465

Coca-Cola Enterprises, Inc.		98	4,929

Coca-Cola HBC AG (Switzerland)		75	1,820

Colgate-Palmolive Co.		34	2,233

ConAgra Foods, Inc.		147	6,017

CVS Health Corp.		243	22,864

Distribuidora Internacional de Alimentacion SA (Spain)		310	1,960

Dr. Pepper Snapple Group, Inc.		167	14,988

Geo Group, Inc. (The)(R)		165	4,838

Imperial Tobacco Group PLC (United Kingdom)		102	5,512

ITOCHU Corp. (Japan)		200	2,443

J Sainsbury PLC (United Kingdom)		670	2,561

Japan Tobacco, Inc. (Japan)		100	3,587

Kao Corp. (Japan)		100	5,131

Koninklijke Ahold NV (Netherlands)		336	7,309

Kroger Co. (The)		213	8,022

Liberty Ventures Ser. A(NON)		106	4,559

METRO AG (Germany)		50	1,667

Mondelez International, Inc. Class A		67	2,925

Nestle SA (Switzerland)		99	7,347

PepsiCo, Inc.		119	11,919

Pinnacle Foods, Inc.		59	2,569

Reckitt Benckiser Group PLC (United Kingdom)		38	3,566

Swedish Match AB (Sweden)		127	4,381

Unilever NV ADR (Netherlands)		88	3,861

Unilever PLC (United Kingdom)		64	2,732

WH Group, Ltd. 144A (Hong Kong)(NON)		4,500	2,317

Woolworths, Ltd. (Australia)		51	876

			164,551
Energy (1.0%)

BP PLC (United Kingdom)		1,578	9,156

Cameron International Corp.(NON)		164	11,200

CVR Energy, Inc.		33	1,576

Exxon Mobil Corp.		9	735

Hess Corp.		12	708

Occidental Petroleum Corp.		305	23,055

OMV AG (Austria)		280	7,992

Questar Corp.		42	796

Repsol YPF SA (Spain)		174	2,270

Royal Dutch Shell PLC Class A (United Kingdom)		199	4,924

Royal Dutch Shell PLC Class B (United Kingdom)		181	4,503

Schlumberger, Ltd.		310	23,917

Statoil ASA (Norway)		488	7,547

Superior Energy Services, Inc.		273	4,278

Tesoro Corp.		41	4,722

Total SA (France)		131	6,505

Valero Energy Corp.		330	23,714

Vestas Wind Systems A/S (Denmark)		115	7,503

Woodside Petroleum, Ltd. (Australia)		134	2,927

			148,028
Financials (5.4%)

3i Group PLC (United Kingdom)		890	6,736

Ageas (Belgium)		115	5,031

Alexandria Real Estate Equities, Inc.(R)		115	10,590

Allianz SE (Germany)		39	6,908

Allied World Assurance Co. Holdings AG		40	1,453

Allstate Corp. (The)		169	10,606

American Capital Agency Corp.(R)		143	2,567

American Financial Group, Inc.		15	1,110

American International Group, Inc.		13	827

Annaly Capital Management, Inc.(R)		489	4,685

Apartment Investment & Management Co. Class A(R)		205	7,813

Aspen Insurance Holdings, Ltd.		23	1,162

AvalonBay Communities, Inc.(R)		115	20,906

AXA SA (France)		218	5,899

Banco Santander SA (Spain)		542	2,959

Bank Hapoalim BM (Israel)		213	1,101

Bank of America Corp.		1,721	29,997

Bank of New York Mellon Corp. (The)		281	12,319

Barclays PLC (United Kingdom)		345	1,160

BNP Paribas SA/New York, NY (France)		170	10,078

Boston Properties, Inc.(R)		147	18,374

Brixmor Property Group, Inc.(R)		371	9,316

Broadridge Financial Solutions, Inc.		29	1,594

Camden Property Trust(R)		127	9,700

Care Capital Properties, Inc.(R)		38	1,203

CBRE Group, Inc. Class A(NON)		409	15,325

Chimera Investment Corp.(R)		75	1,057

CNP Assurances (France)		311	4,331

CoreLogic, Inc.(NON)		34	1,253

Corporate Office Properties Trust(R)		271	6,041

Credit Agricole SA (France)		390	4,706

Credit Suisse Group AG (rights) (Switzerland)(NON)		75	46

Credit Suisse Group AG (Switzerland)		75	1,612

DDR Corp.(R)		36	614

Deutsche Bank AG (Germany)		90	2,311

Dexus Property Group (Australia)(R)		549	3,056

DiamondRock Hospitality Co.(R)		564	6,277

Digital Realty Trust, Inc.(R)		31	2,235

Duke Realty Corp.(R)		449	9,137

DuPont Fabros Technology, Inc.(R)		352	11,630

Equity Lifestyle Properties, Inc.(R)		17	1,060

Equity Residential Trust(R)		284	22,669

Essex Property Trust, Inc.(R)		25	5,770

Extra Space Storage, Inc.(R)		21	1,759

Federal Realty Investment Trust(R)		20	2,930

General Growth Properties(R)		1,009	25,699

Genworth Financial, Inc. Class A(NON)		452	2,283

Goldman Sachs Group, Inc. (The)		7	1,330

HCP, Inc.(R)		254	9,025

Healthcare Realty Trust, Inc.(R)		249	6,770

Highwoods Properties, Inc.(R)		196	8,538

HSBC Holdings PLC (United Kingdom)		951	7,584

Investor AB Class B (Sweden)		128	4,878

Jones Lang LaSalle, Inc.		36	5,980

JPMorgan Chase & Co.		505	33,673

Kerry Properties, Ltd. (Hong Kong)		1,000	2,819

Kimco Realty Corp.(R)		503	13,123

Liberty Property Trust(R)		214	7,255

Macerich Co. (The)(R)		50	3,908

Medical Properties Trust, Inc.(R)		685	8,227

MFA Financial, Inc.(R)		215	1,501

Mid-America Apartment Communities, Inc.(R)		8	708

Mitsubishi UFJ Financial Group, Inc. (MUFG) (Japan)		800	5,142

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)		800	4,209

Mizuho Financial Group, Inc. (Japan)		4,700	9,497

Morgan Stanley		471	16,155

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		14	2,822

National Health Investors, Inc.(R)		98	5,918

New World Development Co., Ltd. (Hong Kong)		4,000	4,010

NN Group NV (Netherlands)		87	2,972

Nomura Real Estate Holdings, Inc. (Japan)		100	1,960

ORIX Corp. (Japan)		400	5,756

Persimmon PLC (United Kingdom)		121	3,490

Popular, Inc. (Puerto Rico)		74	2,199

Post Properties, Inc.(R)		109	6,427

Prologis, Inc.(R)		450	19,238

Prudential Financial, Inc.		203	17,570

Public Storage(R)		116	27,847

Realty Income Corp.(R)		81	4,019

Regency Centers Corp.(R)		8	539

Regions Financial Corp.		704	7,139

Reinsurance Group of America, Inc.		16	1,470

Resona Holdings, Inc. (Japan)		1,500	7,331

SBI Holdings, Inc. (Japan)		300	3,404

Scentre Group (Australia)(R)		418	1,206

Simon Property Group, Inc.(R)		235	43,766

Skandinaviska Enskilda Banken AB (Sweden)		319	3,392

SL Green Realty Corp.(R)		37	4,369

Societe Generale SA (France)		97	4,630

Spirit Realty Capital, Inc.(R)		232	2,278

State Street Corp.		273	19,814

Sumitomo Mitsui Financial Group, Inc. (Japan)		200	7,639

Sunstone Hotel Investors, Inc.(R)		519	7,619

Swiss Life Holding AG (Switzerland)		14	3,531

Swiss Re AG (Switzerland)		99	9,435

Taubman Centers, Inc.(R)		114	8,193

Two Harbors Investment Corp.(R)		330	2,805

UBS Group AG (Switzerland)		225	4,319

UDR, Inc.(R)		57	2,104

Validus Holdings, Ltd.		25	1,180

VEREIT, Inc.(R)		231	1,924

Vornado Realty Trust(R)		79	7,644

Voya Financial, Inc.		97	3,948

Washington Real Estate Investment Trust(R)		191	5,254

Weingarten Realty Investors(R)		248	8,670

Wells Fargo & Co.		142	7,824

Welltower, Inc.(R)		189	11,943

Wheelock and Co., Ltd. (Hong Kong)		1,000	4,322

Woori Bank (South Korea)		83	679

WP Carey, Inc.(R)		13	804

			769,620
Health care (1.7%)

Aetna, Inc.		54	5,549

AmerisourceBergen Corp.		186	18,347

Amgen, Inc.		119	19,171

Anthem, Inc.		122	15,906

Astellas Pharma, Inc. (Japan)		300	4,228

AstraZeneca PLC (United Kingdom)		109	7,392

Biogen, Inc.(NON)		31	8,893

C.R. Bard, Inc.		44	8,220

Cardinal Health, Inc.		121	10,509

Centene Corp.(NON)		101	5,833

Charles River Laboratories International, Inc.(NON)		26	1,991

Gilead Sciences, Inc.		252	26,702

GlaxoSmithKline PLC (United Kingdom)		297	6,063

Hologic, Inc.(NON)		34	1,372

Medipal Holdings Corp. (Japan)		400	7,015

Merck KGaA (Germany)		28	2,868

Novartis AG (Switzerland)		87	7,437

Novo Nordisk A/S Class B (Denmark)		117	6,446

OPKO Health, Inc.(NON)		287	3,140

Pfizer, Inc.		915	29,985

Roche Holding AG-Genusschein (Switzerland)		36	9,640

Sanofi (France)		131	11,679

Shire PLC (United Kingdom)		35	2,449

Suzuken Co., Ltd. (Japan)		100	3,907

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		59	3,713

United Therapeutics Corp.(NON)		33	5,037

Ventas, Inc.(R)		153	8,161

Zoetis, Inc.		176	8,219

			249,872
Miscellaneous (—%)

Orica, Ltd. (Australia)		61	695

			695
Technology (2.0%)

Agilent Technologies, Inc.		187	7,820

Alphabet, Inc. Class A(NON)		47	35,854

Amdocs, Ltd.		107	6,053

Analog Devices, Inc.		106	6,533

Apple, Inc.		516	61,037

AtoS (France)		13	1,064

Computer Sciences Corp.		156	4,887

CSRA, Inc.(NON)		156	4,916

Dun & Bradstreet Corp. (The)		6	647

eBay, Inc.(NON)		752	22,252

EMC Corp.		391	9,908

Fortinet, Inc.(NON)		13	468

Fujitsu, Ltd. (Japan)		1,000	5,056

Genpact, Ltd.(NON)		28	706

GungHo Online Entertainment, Inc. (Japan)		1,000	3,092

Hoya Corp. (Japan)		200	8,116

Ibiden Co., Ltd. (Japan)		100	1,569

Infineon Technologies AG (Germany)		352	5,218

Intuit, Inc.		104	10,421

Iron Mountain, Inc.(R)		246	6,834

L-3 Communications Holdings, Inc.		96	11,751

Leidos Holdings, Inc.		118	6,836

Maxim Integrated Products, Inc.		176	6,824

Microsoft Corp.		84	4,565

Nexon Co., Ltd. (Japan)		100	1,589

Oracle Corp.		470	18,316

Samsung Electronics Co., Ltd. (South Korea)		1	1,107

SolarWinds, Inc.(NON)		100	5,843

Symantec Corp.		357	6,990

Teradyne, Inc.		219	4,551

Xerox Corp.		781	8,240

			279,063
Transportation (0.5%)

ANA Holdings, Inc. (Japan)		2,000	5,635

AP Moeller - Maersk A/S (Denmark)		4	6,107

Aurizon Holdings, Ltd. (Australia)		401	1,612

ComfortDelgro Corp., Ltd. (Singapore)		1,900	3,939

Delta Air Lines, Inc.		371	17,237

Deutsche Post AG (Germany)		104	3,040

International Consolidated Airlines Group SA (Spain)(NON)		389	3,316

Qantas Airways, Ltd. (Australia)		627	1,645

Royal Mail PLC (United Kingdom)		483	3,536

Ryanair Holdings PLC ADR (Ireland)		80	6,152

United Parcel Service, Inc. Class B		178	18,336

Yangzijiang Shipbuilding Holdings, Ltd. (China)		7,600	5,907

			76,462
Utilities and power (0.5%)

AES Corp.		191	1,908

AGL Resources, Inc.		30	1,877

American Electric Power Co., Inc.		248	13,890

Centrica PLC (United Kingdom)		724	2,378

E.ON SE (Germany)		187	1,777

Endesa SA (Spain)		133	2,751

Enel SpA (Italy)		856	3,775

ENI SpA (Italy)		319	5,197

Entergy Corp.		231	15,392

Iberdrola SA (Spain)		990	6,936

Korea Electric Power Corp. (South Korea)		22	930

RWE AG (Germany)		191	2,198

Tokyo Electric Power Co., Inc. (Japan)(NON)		300	1,840

UGI Corp.		199	6,899

			67,748

Total common stocks (cost $2,143,337)			$2,376,161

CORPORATE BONDS AND NOTES (7.9%)(a)
		Principal amount	Value

Basic materials (0.5%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		$5,000	$4,628

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)		2,000	1,938

ArcelorMittal SA sr. unsec. bonds 10.85s, 2019 (France)		5,000	5,313

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		2,000	1,867

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		3,000	2,801

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		2,000	2,293

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025		5,000	4,939

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		5,000	3,163

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		5,000	3,750

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		5,000	3,775

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		3,000	2,228

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		2,000	1,620

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		5,000	3,825

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		10,000	9,400

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		5,000	4,264

MeadWestvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030		5,000	6,580

MeadWestvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		5,000	6,492

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)		2,000	1,960

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023		5,000	5,231

			76,067
Capital goods (0.2%)

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022		5,000	5,056

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		5,000	5,258

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		5,000	4,834

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035		3,000	3,066

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025		2,000	2,025

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024		5,000	4,925

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		5,000	5,074

			30,238
Communication services (1.4%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)		10,000	9,908

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		5,000	4,946

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		5,000	5,013

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		10,000	9,888

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045		3,000	3,120

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025		2,000	2,030

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		5,000	6,982

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		10,000	13,288

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		5,000	5,181

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		5,000	5,088

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		10,000	9,425

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		5,000	4,475

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		10,000	3,900

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		5,000	6,591

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		10,000	10,480

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		4,000	5,468

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		35,000	28,324

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		15,000	15,244

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		5,000	6,056

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)		200	5,478

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034		5,000	5,054

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048		16,000	14,533

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		5,000	4,736

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032		1,000	1,148

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		5,000	4,538

			190,894
Consumer cyclicals (1.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		5,000	6,618

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045		5,000	6,735

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		5,000	5,442

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044		5,000	4,327

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		10,000	12,840

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023		5,000	5,450

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		5,000	5,106

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		5,000	4,787

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		5,000	5,543

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		2,000	2,834

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		6,000	7,507

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		5,000	6,298

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017		2,000	2,015

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025		3,000	2,895

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022		5,000	4,830

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		5,000	5,368

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		5,000	5,113

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		3,000	2,933

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		5,000	5,213

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		5,000	4,300

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		2,000	2,243

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		3,000	3,453

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		5,000	4,488

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028		3,000	3,552

McGraw Hill Financial, Inc. 144A company guaranty sr. unsec. notes 4.4s, 2026		2,000	2,045

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		15,000	15,038

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		10,000	8,900

Nordstrom, Inc. sr. unsec. notes 5s, 2044		4,000	4,248

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028		5,000	6,182

Owens Corning company guaranty sr. unsec. notes 9s, 2019		5,000	5,841

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025		4,000	3,923

QVC, Inc. company guaranty sr. notes 4.85s, 2024		2,000	1,950

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025		2,000	1,878

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		5,000	5,075

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		10,000	7,700

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		5,000	5,238

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		2,000	2,010

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044		5,000	4,638

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		2,000	1,998

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		5,000	5,102

			201,656
Consumer staples (0.6%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		10,000	14,372

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		10,000	9,075

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019		5,000	5,649

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		5,000	5,550

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019		2,000	2,070

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		2,000	1,898

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022		12,000	12,961

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		4,752	4,814

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045		5,000	4,677

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		10,000	12,268

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039		5,000	6,127

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038		5,000	6,331

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		2,000	2,041

			87,833
Energy (0.4%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		2,000	2,068

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036		5,000	5,485

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		5,000	4,250

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)		5,000	5,005

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020		2,000	1,275

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		5,000	2,125

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		5,000	4,430

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024		2,000	1,744

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		3,000	2,430

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		2,000	1,620

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		10,000	12,310

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		5,000	4,975

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		5,000	5,556

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024		5,000	4,101

Williams Partners LP sr. unsec. notes 5.4s, 2044		3,000	2,215

Williams Partners LP sr. unsec. notes 4.3s, 2024		2,000	1,732

			61,321
Financials (2.1%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		15,000	17,250

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		5,000	5,034

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		5,000	4,807

American International Group, Inc. jr. sub. FRB 8.175s, 2058		4,000	5,265

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		7,000	6,776

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		14,000	14,070

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		10,000	10,563

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		5,000	4,875

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022		5,000	5,230

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025		5,000	4,983

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		7,000	7,041

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		2,000	2,037

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026		3,000	2,970

CIT Group, Inc. sr. unsec. notes 5s, 2022		20,000	20,425

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity		2,000	1,973

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		18,000	17,849

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		2,000	2,408

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)		5,000	5,125

EPR Properties unsec. notes 5 1/4s, 2023(R)		2,000	2,048

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		2,000	1,940

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		10,000	11,021

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		5,000	4,861

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (United Kingdom)		15,000	22,530

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021		5,000	5,798

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		5,000	5,822

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		5,000	5,850

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)		5,000	4,758

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		3,000	4,406

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		2,000	2,090

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		5,000	4,525

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		12,000	12,000

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044		5,000	4,975

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)		5,000	5,438

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		10,000	10,433

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		5,000	5,048

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		5,000	5,004

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		10,000	9,944

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4 3/8s, 2054		2,000	2,054

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		5,000	4,900

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		15,000	15,806

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		5,000	5,519

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		5,000	5,080

			300,531
Health care (0.5%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025		2,000	1,982

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)		3,000	2,991

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		10,000	10,100

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		2,000	2,163

HCA, Inc. company guaranty sr. notes 5s, 2024		5,000	5,038

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		15,000	15,150

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		5,000	5,054

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)		5,000	4,738

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		15,000	15,713

			62,929
Technology (0.2%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		3,000	2,766

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024		5,000	5,171

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		15,000	15,675

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		2,000	2,230

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		5,000	5,088

			30,930
Transportation (—%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		5,000	4,513

			4,513
Utilities and power (0.6%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		5,000	5,538

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042		5,000	4,849

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		5,000	5,017

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		5,000	6,225

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		5,000	4,369

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		5,000	4,410

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		10,000	7,850

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		6,000	6,085

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044		2,000	1,498

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021		5,000	4,528

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019		2,000	1,834

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		10,000	10,520

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		5,000	4,175

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		5,000	6,023

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		5,000	4,903

			77,824

Total corporate bonds and notes (cost $1,173,514)			$1,124,736

U.S. TREASURY OBLIGATIONS (7.5%)(a)
		Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043(SEGCCS)		$30,000	$34,659
2 3/4s, August 15, 2042		80,000	76,598

U.S. Treasury Notes
2 3/4s, November 15, 2023		20,000	20,995
2 3/8s, August 15, 2024		170,000	172,676
2s, November 30, 2020		140,000	141,967
1 3/4s, May 31, 2016		130,000	130,845
1 3/8s, September 30, 2018		40,000	40,204
1 1/8s, December 31, 2019		140,000	137,811
1s, August 31, 2016(SEGCCS)		140,000	140,392
3/4s, March 31, 2018		160,000	158,863
3/4s, December 31, 2017		20,000	19,902

Total U.S. treasury obligations (cost $1,061,753)			$1,074,912

CONVERTIBLE BONDS AND NOTES (2.9%)(a)
		Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)		$3,000	$2,940

			2,940
Capital goods (0.1%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)		4,000	2,693

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029		2,000	3,401

			6,094
Communication services (—%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		1,000	1,011

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)		7,000	1

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018		4,000	4,085

			5,097
Consumer cyclicals (0.6%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 5/8s, 2018		5,000	7,113

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032		4,000	4,708

Carriage Services, Inc. cv. unsec. sub. bonds 2 3/4s, 2021		3,000	3,632

Jarden Corp. cv. sr. unsec. bonds company guaranty 1 1/8s, 2034		9,000	10,215

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020		4,000	9,233

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043		5,000	7,666

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031		9,000	4,714

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019		8,000	9,175

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019		6,000	4,354

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018		5,000	7,047

Tesla Motors, Inc. cv. sr. unsec. notes 1 1/4s, 2021		16,000	14,530

TiVo, Inc. cv. sr. unsec. bonds 2s, 2021		6,000	5,291

			87,678
Consumer staples (0.1%)

Vector Group, Ltd. cv. sr. unsec. FRN 2 1/2s, 2019		7,000	11,342

			11,342
Energy (0.2%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038		26,000	11,700

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019		12,000	8,655

Energy XXI, Ltd. cv. sr. unsec. bonds 3s, 2018 (acquired various dates from 11/19/13 to 1/24/14, cost $3,933)(RES)		4,000	480

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019		3,000	2,216

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028		5,000	3,959

Stone Energy Corp. cv. company guaranty sr. unsec. notes 1 3/4s, 2017		8,000	7,230

			34,240
Financials (0.4%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016		6,000	6,023

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)		5,000	5,294

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018		2,000	3,998

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018		7,000	8,146

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016		4,000	4,068

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		4,000	4,703

Prospect Capital Corp. cv. sr. unsec. bonds 5 7/8s, 2019		6,000	5,903

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017		4,000	5,268

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)		7,000	7,188

TCP Capital Corp. cv. sr. unsec. bonds 5 1/4s, 2019 (acquired various dates from 6/11/14 to 1/9/15, cost $8,021)(RES)		8,000	7,930

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019		2,000	1,364

			59,885
Health care (0.5%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016		6,000	6,101

Aegerion Pharmaceuticals, Inc. cv. sr. unsec. bonds 2s, 2019		5,000	3,388

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019		2,000	2,366

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018		8,000	8,620

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)		5,000	400

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)		3,000	210

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016		3,000	14,036

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043		7,000	7,630

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)		9,000	12,504

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2021 (Ireland)		10,000	10,800

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018		4,000	4,285

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017		3,000	6,435

			76,775
Technology (0.9%)

Avid Technology, Inc. 144A cv. sr. unsec. notes 2s, 2020		2,000	1,290

Ciena Corp. cv. sr. unsec. notes 4s, 2020		7,000	10,172

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039		4,000	6,700

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029		6,000	7,789

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033		8,000	12,445

Micron Technology, Inc. cv. sr. unsec. unsub. bonds 3s, 2043		9,000	8,201

Novatel Wireless, Inc. 144A cv. sr. unsec. unsub. notes 5 1/2s, 2020		2,000	1,470

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041		4,000	9,215

NVIDIA Corp. cv. sr. unsec. bonds 1s, 2018		8,000	12,835

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026		5,000	5,894

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018		8,000	9,175

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018		8,000	10,435

SanDisk Corp. cv. sr. unsec. bonds 1/2s, 2020		4,000	4,133

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017		2,000	3,059

TTM Technologies, Inc. cv. sr. unsec. notes 1 3/4s, 2020		4,000	3,988

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021		5,000	5,006

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018		11,000	10,959

			122,766
Transportation (0.1%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. notes 2 1/4s, 2022		3,000	2,535

Echo Global Logistics, Inc. cv. sr. unsec. notes 2 1/2s, 2020		4,000	3,718

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019		8,000	7,865

			14,118

Total convertible bonds and notes (cost $425,217)			$420,935

MORTGAGE-BACKED SECURITIES (2.2%)(a)
		Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.898s, 2049		$11,000	$11,457
Ser. 14-GC21, Class AS, 4.026s, 2047		13,000	13,657
Ser. 14-GC23, Class AS, 3.863s, 2047		11,000	11,378

COMM Mortgage Pass-Through Certificates
FRB Ser. 12-CR3, Class XA, IO, 2.274s, 2045		97,208	9,181
FRB Ser. 14-CR14, Class XA, IO, 1.019s, 2047		514,766	21,234

COMM Mortgage Trust
Ser. 12-CR1, Class AM, 3.912s, 2045		13,000	13,709
FRB Ser. 13-LC13, Class XA, IO, 1.574s, 2046		154,152	9,402
FRB Ser. 14-LC15, Class XA, IO, 1.561s, 2047		98,137	6,992
FRB Ser. 14-CR18, Class XA, IO, 1.445s, 2047		98,829	6,801
FRB Ser. 14-CR16, Class XA, IO, 1.414s, 2047		122,006	7,954
FRB Ser. 14-UBS6, Class XA, IO, 1.223s, 2047		198,574	12,646

JPMorgan Chase Commercial Mortgage Securities Trust Ser. 04-LN2, Class A2, 5.115s, 2041		857	857

LB-UBS Commercial Mortgage Trust Ser. 05-C7, Class C, 5.35s, 2040		1,821	1,820

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.561s, 2046		10,000	10,764
FRB Ser. 13-C13, Class XA, IO, 1.362s, 2046		233,644	14,907
FRB Ser. 13-C12, Class XA, IO, 1.137s, 2046		326,527	13,958

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.238s, 2045		141,425	11,003

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049		7,679	7,680

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class XA, IO, 1.874s, 2063		302,507	19,684

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045(F)		10,000	11,220

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.435s, 2046		10,000	10,657

WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387s, 2046		20,000	21,569
Ser. 13-UBS1, Class AS, 4.306s, 2046		12,000	12,871
Ser. 13-C12, Class AS, 3.56s, 2048		10,000	10,259
Ser. 12-C9, Class AS, 3.388s, 2045		10,000	10,215

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class XA, IO, 2.332s, 2045		93,816	8,809
FRB Ser. 12-C10, Class XA, IO, 1.91s, 2045		101,461	8,515
FRB Ser. 13-C12, Class XA, IO, 1.607s, 2048		212,927	14,639

Total mortgage-backed securities (cost $317,607)			$313,838

CONVERTIBLE PREFERRED STOCKS (1.8%)(a)
		Shares	Value

Basic materials (0.1%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.		198	$6,410

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)		154	8,181

			14,591
Capital goods (—%)

Stericycle, Inc. $5.25 cv. pfd.(NON)		38	3,471

			3,471
Communication services (0.3%)

American Tower Corp. $5.50 cv. pfd.(R)		131	13,477

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		147	7,281

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		67	7,144

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		72	6,948

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.		11	3,322

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		179	11,112

			49,284
Consumer cyclicals (0.3%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		215	5,378

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (United Kingdom)(NON)		195	23,047

Stanley Black & Decker, Inc. $6.25 cv. pfd.		82	9,865

			38,290
Consumer staples (0.1%)

Tyson Foods, Inc. $2.375 cv. pfd.		173	9,930

			9,930
Energy (0.1%)

Chesapeake Energy Corp. 144A 5.75% cum. cv. pfd.		9	2,475

Chesapeake Energy Corp. 144A 5.75% cv. pfd.		8	1,883

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.		4	450

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.		116	2,790

			7,598
Financials (0.5%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		220	6,136

AMG Capital Trust II $2.575 cv. pfd.		218	12,808

Banc of California, Inc. $4.00 cv. pfd.		72	4,972

Bank of America Corp. Ser. L, 7.25% cv. pfd.		17	18,955

EPR Properties Ser. C, $1.438 cv. pfd.(R)		363	8,411

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)		98	5,228

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		9	10,508

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)		121	7,131

			74,149
Health care (0.2%)

Alere, Inc. Ser. B, 3.00% cv. pfd.		13	3,890

Allergan PLC Ser. A, 5.50% cv. pfd.		20	20,946

Anthem, Inc. $2.63 cv. pfd.		120	5,261

			30,097
Utilities and power (0.2%)

Dominion Resources, Inc./VA $3.188 cv. pfd.		145	7,024

Dynegy, Inc. Ser. A, $5.375 cv. pfd.		40	2,473

El Paso Energy Capital Trust I $2.375 cv. pfd.		145	6,638

Exelon Corp. $3.25 cv. pfd.		187	7,473

			23,608

Total convertible preferred stocks (cost $261,573)			$251,018

ASSET-BACKED SECURITIES (0.5%)(a)
		Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-4, Class A, 1.402s, 2017		$38,000	$38,000
FRB Ser. 15-2, Class A, 1.235s, 2017		28,000	28,000

Total asset-backed securities (cost $66,000)			$66,000

SENIOR LOANS (0.3%)(a)(c)
		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		$14,911	$11,246

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017		18,906	16,995

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		4,949	4,788

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		4,962	4,578

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.188s, 2021		4,937	4,897

Total senior loans (cost $47,815)			$42,504

SHORT-TERM INVESTMENTS (14.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.27%(d)	Shares	13,674	$13,674

Putnam Short Term Investment Fund 0.16%(AFF)	Shares	2,123,638	2,123,638

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)		$3,000	2,999

Total short-term investments (cost $2,140,311)			$2,140,311

TOTAL INVESTMENTS

Total investments (cost $14,095,402)(b)			$14,268,656

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $183,706) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/16/15	$2,008	$2,015	$(7)
	Euro	Sell	12/16/15	2,008	2,132	124
Barclays Bank PLC
	Euro	Buy	12/16/15	2,325	2,352	(27)
	Euro	Sell	12/16/15	2,325	2,476	151
	Hong Kong Dollar	Buy	2/17/16	4,710	4,711	(1)
	Swiss Franc	Buy	12/16/15	1,167	1,237	(70)
	Swiss Franc	Sell	12/16/15	1,167	1,173	6
Citibank, N.A.
	Danish Krone	Sell	12/16/15	7,241	7,628	387
	Japanese Yen	Sell	2/17/16	8,588	8,771	183
	New Zealand Dollar	Buy	1/20/16	328	318	10
Credit Suisse International
	British Pound	Buy	12/16/15	7,832	7,836	(4)
	British Pound	Sell	12/16/15	7,832	7,959	127
	Euro	Buy	12/16/15	951	954	(3)
	Euro	Sell	12/16/15	951	1,020	69
	New Zealand Dollar	Sell	1/20/16	3,346	3,249	(97)
	Norwegian Krone	Sell	12/16/15	529	558	29
	Swedish Krona	Sell	12/16/15	2,799	2,882	83
	Swiss Franc	Buy	12/16/15	7,199	7,784	(585)
Deutsche Bank AG
	Australian Dollar	Buy	1/20/16	15,582	15,157	425
	British Pound	Buy	12/16/15	7,079	7,082	(3)
	British Pound	Sell	12/16/15	7,079	7,163	84
	Euro	Sell	12/16/15	6,025	6,550	525
	Swedish Krona	Buy	12/16/15	1,319	1,371	(52)
	Swedish Krona	Sell	12/16/15	1,319	1,314	(5)
HSBC Bank USA, National Association
	British Pound	Buy	12/16/15	5,573	5,576	(3)
	British Pound	Sell	12/16/15	5,573	5,663	90
	Euro	Sell	12/16/15	5,179	5,474	295
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/16/15	1,506	1,531	(25)
	British Pound	Sell	12/16/15	1,506	1,507	1
	Euro	Buy	12/16/15	5,179	5,550	(371)
	Euro	Sell	12/16/15	5,179	5,197	18
	Norwegian Krone	Sell	12/16/15	6,270	6,608	338
	Singapore Dollar	Buy	2/17/16	4,737	4,763	(26)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/16	1,876	1,878	(2)
	British Pound	Buy	12/16/15	2,711	2,746	(35)
	British Pound	Sell	12/16/15	2,711	2,712	1
	Euro	Buy	12/16/15	317	340	(23)
	Euro	Sell	12/16/15	317	318	1
	Israeli Shekel	Buy	1/20/16	827	816	11
	Swedish Krona	Buy	12/16/15	310	308	2
	Swedish Krona	Sell	12/16/15	310	322	12
	Swiss Franc	Buy	12/16/15	4,183	4,203	(20)
	Swiss Franc	Sell	12/16/15	4,183	4,431	248
UBS AG
	British Pound	Buy	12/16/15	12,501	12,960	(459)
	Euro	Buy	12/16/15	1,585	1,591	(6)
	Euro	Sell	12/16/15	1,585	1,699	114
WestPac Banking Corp.
	New Zealand Dollar	Buy	1/20/16	3,937	3,821	116

Total						$1,626

FUTURES CONTRACTS OUTSTANDING at 11/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	2	$435,094	Mar-16	$(98)
U.S. Treasury Note 5 yr (Long)	1	118,680	Mar-16	6

Total				$(92)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 24 Index	BBB/P	$88,799	$787,920	12/20/20	100 bp	$10,007

	Total		$88,799	$10,007

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$735	$967,000	12/20/20	500 bp	$29,520

	Total		$735	$29,520

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IO	Interest Only
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,319,898.
(b)	The aggregate identified cost on a tax basis is $14,134,573, resulting in gross unrealized appreciation and depreciation of $497,710 and $363,627, respectively, or net unrealized appreciation of $134,083.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $8,410, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$2,145,873	$246,605	$268,840	$799	$2,123,638
	Putnam Absolute Return 100 Fund Class Y	731,812	6,153	8,283	—	728,963
	Putnam Absolute Return 300 Fund Class Y	1,746,237	14,767	19,880	—	1,732,693
	Putnam Absolute Return 500 Fund Class Y	2,913,579	24,611	33,133	—	2,922,742
	Putnam Absolute Return 700 Fund Class Y	433,444	3,691	4,970	—	434,619
	Putnam Money Market Fund Class A	587,779	4,936	6,627	15	586,088
	Totals	$8,558,724	$300,763	$341,733	$814	$8,528,743
* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $13,674, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,378.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $2,309,481 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $79,530 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$71,253	$16,862	$—
Capital goods	117,563	13,080	—
Communication services	64,726	13,716	—
Conglomerates	3,214	—	—
Consumer cyclicals	272,233	47,475	—
Consumer staples	148,732	15,819	—
Energy	145,101	2,927	—
Financials	708,590	61,030	—
Health care	234,722	15,150	—
Miscellaneous	—	695	—
Technology	258,534	20,529	—
Transportation	57,724	18,738	—
Utilities and power	64,978	2,770	—
Total common stocks	2,147,370	228,791	—
Asset-backed securities	—	—	66,000
Convertible bonds and notes	—	420,324	611
Convertible preferred stocks	10,526	240,492	—
Corporate bonds and notes	—	1,124,736	—
Investment companies	6,458,241	—	—
Mortgage-backed securities	—	313,838	—
Senior loans	—	42,504	—
U.S. treasury obligations	—	1,074,912	—
Short-term investments	2,123,638	16,673	—

Totals by level	$10,739,775	$3,462,270	$66,611

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,626	$—
Futures contracts	(92)	—	—
Credit default contracts	—	(50,007)	—

Totals by level	$(92)	$(48,381)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$28,785	$78,792
Foreign exchange contracts	3,450	1,824
Interest rate contracts	6	98

Total	$32,241	$80,714

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		3
Forward currency contracts (contract amount)		$240,000
OTC credit default contracts (notional)		$790,000
Centrally cleared credit default contracts (notional)		$960,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared credit default contracts§	—	—	834	—	—	—	—	—	—	—	—	—	834
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	124	157	—	580	308	1,034	385	357	—	275	114	116	3,450

	Total Assets	$124	$157	$834	$580	$308	$1,034	$385	$357	$—	$275	$114	$116	$4,284

	Liabilities:
	OTC Credit default contracts*#	$—	$78,792	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$78,792
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	172	—	—	—	172
	Forward currency contracts#	7	98	—	—	689	60	3	422	—	80	465	—	1,824

	Total Liabilities	$7	$78,890	$—	$—	$689	$60	$3	$422	$172	$80	$465	$—	$80,788

	Total Financial and Derivative Net Assets	$117	$(78,733)	$834	$580	$(381)	$974	$382	$(65)	$(172)	$195	$(351)	$116	$(76,504)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$117	$(78,733)	$834	$580	$(381)	$974	$382	$(65)	$(172)	$195	$(351)	$116

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016